Finance Receivables -- Modified as TDR - non performing Finance Receivables (Details)	3 Months Ended
	Mar. 31, 2016 USD ($) account	Mar. 31, 2015 USD ($) account
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 3,000,000	$ 1,000,000
Number of TDR accounts | account	439	85
Personal loans
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 2,000,000	$ 0
Number of TDR accounts | account	400	57
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.		$ 1,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 0	$ 0
Number of TDR accounts | account	19	10
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.	$ 1,000,000
Real estate loans
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1,000,000	$ 1,000,000
Number of TDR accounts | account	20	18
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1,000,000	$ 0
Number of TDR accounts | account	9	9
Minimum balance to be TDRs, that subsequently defaulted to be disclosed.		$ 1,000,000